Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
8.	Subsequent Events

a)
On July 1, 2011, the Company entered into a Convertible Promissory Note agreement for $10,000. Pursuant to the agreement, the loan is convertible into shares of common stock at a variable conversion price equal to the lower of 80% of the average of the lowest three closing bid prices for the common stock during the 10 trading days prior to the date of the conversion notice. The loan bears interest at 6% per year and the principal amount and any interest thereon are due on June 30, 2012.

b)	On July 15, 2011, the Company issued 6,406,891 restricted shares of common stock upon the conversion of the convertible notes as described in Notes 3(h);(i);(j);(k) and 8(a).

c)
On July 20, 2011, the Company entered into a Securities Purchase Agreement with Asher for the sale of a Convertible Promissory Note (the “Note”) in the principal amount of $32,500. The Company received net proceeds from the issuance of the Note in the amount of $30,000 and incurred debt financing costs of $2,500, which will be amortized over the term of the Note. The Note, which is due on April 23, 2012, bears interest at the rate of 8% per annum. Any amount of principal or interest on this note which is not paid when due shall bear interest at the rate of 22% per annum from the due date thereof until the same is paid. All principal and accrued interest on the Note is convertible into shares of the Company’s common stock at the election of Asher at any time after 180 days from July 20, 2011 at a conversion price equal to a 39.9% discount to the average of the 3 closing bid prices of the common stock during the 10 trading day period prior to conversion.

d)
On August 1, 2011, the Company amended the Executive Officer employment agreement with its Chief Operating Officer (“COO”). Pursuant to the amended agreement, the Company agreed to issued 8,000,000 shares of common stock.

e)
On August 2, 2011, the Company entered into an agreement for investor relation services in which the Company agreed to issue 3,500,000 shares of common stock as follows: 1,000,000 on or before August 8, 2011; 625,000 on or before September 1, 2011; 625,000 on or before October 1, 2011; 625,000 on or before November 1, 2011 and 625,000 on or before December 1, 2011.

f)	On August 4, 2011, the Company resolved amend the September 13, 2010 Lock-Up Agreement and remove the restriction on the 38,000,000 shares of common stock held by the CEO of the Company.

g)	On August 8, 2011, the Company issued 1,851,852 restricted shares of common stock upon the partial conversion of the convertible note as described in Note 4(b).